Statement of Changes in Net Assets Available for Benefits - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income
Artesian Resources Corp. Class A non-voting common stock dividends	$ 163,203
Dividend income from other investments	2,383,582
Net appreciation in fair value of investments	9,053,187
Total net investment income	11,599,972
Interest income from participants' notes receivable	12,630
Contributions
Employer contributions	1,321,448
Participant contributions	2,372,905
Rollovers	142,443
Total contributions	3,836,796
Total additions	15,449,398
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Participant distributions	14,559,187
Fees	33,461
Total deductions	14,592,648
NET INCREASE	856,750
NET ASSETS AVAILABLE FOR BENEFITS - BEGINNING OF YEAR	79,464,426
NET ASSETS AVAILABLE FOR BENEFITS - END OF YEAR	$ 80,321,176